Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Taxes on unrealized appreciation (depreciation) on available-for-sale securities	$ 149,623	$ 1,219,994
Taxes on reclassification adjustment for realized gains included in net income	$ 108,999	$ 138,976